--------------------------------------------------------------------------------

INVESTMENT ADVISER     Value Line, Inc.
                       220 East 42nd Street
                       New York, NY 10017-5891

DISTRIBUTOR            Value Line Securities, Inc.
                       220 East 42nd Street
                       New York, NY 10017-5891

CUSTODIAN BANK         State Street Bank and Trust
                       Co.
                       225 Franklin Street
                       Boston, MA 02110

SHAREHOLDER            State Street Bank and Trust
SERVICING AGENT        Co.
                       c/o NFDS
                       P.O. Box 419729
                       Kansas City, MO 64141-6729

INDEPENDENT            Price Waterhouse LLP
ACCOUNTANTS            1177 Avenue of the Americas
                       New York, NY 10036

LEGAL COUNSEL          Peter D. Lowenstein, Esq.
                       Two Greenwich Plaza, Suite
                       100
                       Greenwich, CT 06830

DIRECTORS              Jean Bernhard Buttner
                       Francis C. Oakley
                       Marion N. Ruth
                       Frances T. Newton

OFFICERS               Jean Bernhard Buttner
                       CHAIRMAN AND PRESIDENT
                       Steven M. Yeary
                       VICE PRESIDENT
                       Jerome Kaplan
                       VICE PRESIDENT
                       David T. Henigson
                       VICE PRESIDENT and
                       SECRETARY/TREASURER
                       Jack M. Houston
                       ASSISTANT SECRETARY/TREASURER
                       Stephen La Rosa
                       ASSISTANT SECRETARY/TREASURER

         THIS REPORT IS ISSUED FOR INFORMATION OF SHAREHOLDERS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY A CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND (OBTAINABLE FROM THE DISTRIBUTOR).

                                                                       VLF703072

                      ------------------------------------

                                 ANNUAL  REPORT
                      ------------------------------------
                                 MARCH 31, 1997
                    ----------------------------------------

                                   VALUE LINE
                                   SMALL-CAP
                                     GROWTH
                                   FUND, INC.

                                     [LOGO]

VALUE LINE SMALL-CAP GROWTH FUND, INC.

                                                               To Our Value Line
--------------------------------------------------------------------------------

TO OUR SHAREHOLDERS:

We are pleased to bring you this annual report for the Value Line Small-Cap Growth Fund (the "Fund"). For the year ended March 31, 1997, the Fund lost 2.07% on a total return basis, compared with a loss of 5.82% for the Russell 2000 Growth Index, the index to which small-cap stocks are most often compared. The Russell 2000, an indicator of small-company stocks, posted a gain of 5.11% for the year ended March 31, 1997. Since its inception on June 23, 1993, the Fund's total return has been 54.08%, versus 59.23% for the Russell 2000. Your Fund has achieved an annualized return growth rate of 12.15%, compared to the 13.13% annual return for the Russell 2000 during the same period.

For the past 12 months, the small-company stock sector has generally underperformed the market. Indeed, the March quarter may have been the poorest performing period in the history of the Russell 2000 Index. Also, the Fund has a heavy concentration in growth stocks (companies with rapidly growing earnings) and so it tends to outperform the Russell 2000 during periods when such rapidly growing companies are in favor, and lag this index when they are out of favor. Unfortunately, growth stocks have mostly underperformed lower price-earnings ratio value stocks for the past three years. Recent results suggest that this trend is beginning to reverse, with growth stocks outperforming value stocks.

The case for investing in small-cap stocks remains compelling, as these companies typically have greater growth potential than larger-capitalization firms. These smaller and less-seasoned companies usually are able to respond more quickly to changes in market conditions and to exploit opportunities more successfully. These stocks often manifest greater price volatility, however. Yet, in a period of economic expansion, like the present, smaller-cap stocks have the potential to outperform those of larger companies, as strong economic fundamentals help to accelerate earnings improvement for these rapidly growing companies.

Our investment strategy remains as it has been: to invest in small-cap stocks that are generating exceptionally good earnings, where price momentum outpaces that of the market in general, and where valuations are attractive. Although your Fund remains well diversified, we continue to weight the technology, health-care, and consumer sectors more heavily than others.

We thank you for the confidence you have placed in the Value Line Small-Cap Growth Fund, and will work hard to continue to justify your trust. We look forward to serving your investment needs in the future.

                Sincerely,

                [SIGNATURE]

                Jean Bernhard Buttner

                CHAIRMAN and PRESIDENT

May 29, 1997

--------------------------------------------------------------------------------

                                          VALUE LINE SMALL-CAP GROWTH FUND, INC.

Small-Cap Growth Fund Shareholders
--------------------------------------------------------------------------------

ECONOMIC OBSERVATIONS

The current economic expansion is now in its seventh year. Although this does not yet qualify as the longest peacetime period of growth in our nation's history (both the 1960s and the 1980s experienced somewhat longer upcycles), it is still quite noteworthy, especially since there are as yet few signs that this lengthy run of uninterrupted prosperity is about to draw to a close. In fact, recent reports show that there is still a good deal of strength around, with high doses of consumer confidence, continuing solid job growth, and healthy levels of retail, housing, and manufacturing activity pointing to relatively good levels of economic growth over the next few quarters.

Inflation, meanwhile, continues to be reasonably subdued. This healthy pricing trend, which is remarkable given the longevity of the business expansion, is, moreover, unlikely to change dramatically in the months ahead. Underscoring our optimism in this area is the recent hammering out of a presumably workable budget accord (which should reduce the government's need to borrow to finance the deficit) and the fact that there is still a lack of serious shortages on either the labor or the raw materials fronts. On this latter score, though, we do note that the recent pickup in wage pressures could, if unchecked, pose a threat later in the year or in 1998.

Interest rates, meantime, reflecting the likely moderate pace of upcoming economic growth and the fairly subdued pricing structure, are unlikely to increase all that much over the next year. Nevertheless, we caution that recent remarks by Federal Reserve Chairman Alan Greenspan, in which he indicated that the central bank has, in the past, occasionally raised rates before higher inflation actually took hold, and the one-quarter of a percentage point increase in short-term interest rates that was tacked on in March, would seem to suggest that the Fed will not be shy about tightening the credit reins further, if it sees the need. An additional upward move in rates, if sufficiently pronounced, would not be good news for either the stock or the bond markets, or ultimately, for the U.S. economy.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

        COMPARISON OF THE CHANGE IN VALUE OF A $10,000
INVESTMENT IN THE VALUE SMALL-CAP GROWTH FUND AND
THE RUSSELL 2000 STOCK INDEX*
                                                                   Value Line    Russell
6/23/93                                                              $ 10,000   $ 10,000
9/30/93                                                              $ 11,200   $ 11,142
12/31/93                                                          $ 12,106.35   $ 11,431
3/31/94                                                           $ 11,835.54   $ 11,127
6/30/94                                                           $ 11,504.55   $ 10,691
9/30/94                                                           $ 12,086.29   $ 11,434
12/31/94                                                          $ 12,029.04   $ 11,223
3/31/95                                                           $ 12,731.17   $ 11,741
6/30/95                                                           $ 13,639.80   $ 12,841
9/30/95                                                           $ 15,622.27   $ 14,110
12/31/95                                                          $ 14,921.01   $ 14,415
3/31/96                                                           $ 15,733.18   $ 15,151
6/30/96                                                           $ 16,149.68   $ 15,909
9/30/96                                                           $ 16,795.25   $ 15,963
12/31/96                                                          $ 16,465.86   $ 16,793
3/31/97                                                              $ 15,408   $ 15,969

PERFORMANCE DATA:*

                                                                                                 AVERAGE
                                                                                               ANNUAL TOTAL
                                                                                                  RETURN
                                                                                            ------------------
1 year ended March 31, 1997...............................................................        -2.07%
3 years ended March 31, 1997..............................................................        +9.19%
From June 23, 1993+, to March 31, 1997....................................................        12.15%

+  COMMENCEMENT OF OPERATIONS.
* THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE PERFORMANCE. THE AVERAGE ANNUAL TOTAL RETURN AND GROWTH OF AN ASSUMED INVESTMENT OF $10,000 INCLUDE DIVIDENDS REINVESTED AND CAPITAL GAINS DISTRIBUTIONS ACCEPTED IN SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTMENT, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ITS ORIGINAL COST.

--------------------------------------------------------------------------------

VALUE LINE SMALL-CAP GROWTH FUND, INC.

Schedule of Investments
--------------------------------------------------------------------------------

   SHARES                                                     VALUE
-----------------------------------------------------------------------
COMMON STOCKS (90.1%)
                AEROSPACE/DEFENSE (5.4%)
       10,100   AAR Corp................................  $     303,000
        8,000   Precision Castparts Corp................        408,000
       10,000   Wyman-Gordon Co.*.......................        203,750
                                                          -------------
                                                                914,750

                AIR TRANSPORT (2.2%)
       12,000   Air Express International Corp..........        381,000

                APPAREL (5.5%)
       12,000   Nautica Enterprises, Inc.*..............        301,500
        6,000   St. John Knits, Inc.....................        259,500
        7,200   Tommy Hilfiger Corp.*...................        376,200
                                                          -------------
                                                                937,200

                BANK (3.2%)
       12,600   City National Corp......................        277,200
        2,300   Zions Bancorporation....................        273,125
                                                          -------------
                                                                550,325

                COMPUTER & PERIPHERALS (2.9%)
        6,400   SCI Systems, Inc.*......................        324,000
        7,000   Tech Data Corp.*........................        168,875
                                                          -------------
                                                                492,875

                COMPUTER SOFTWARE & SERVICES (7.8%)
        8,000   C-Cube Microsystems, Inc.*..............        204,000
        5,000   Fair, Isaac & Co., Inc..................        180,625
        6,400   FIserv, Inc.*...........................        238,400
        8,800   National Data Corp......................        311,300
        5,600   Network General Corp.*..................        120,400
        4,000   Rational Software Corp.*................         82,500
        3,200   Sterling Commerce Inc.*.................         92,800
        3,300   Sterling Software Inc.*.................         91,162
                                                          -------------
                                                              1,321,187

   SHARES                                                     VALUE
-----------------------------------------------------------------------

                DIVERSIFIED COMPANIES (0.7%)
        3,200   Valmont Industries, Inc.................  $     124,800

                ELECTRONICS (2.5%)
        3,000   Benchmark Electronics, Inc.*............         87,750
        5,000   Dynatech Corp.*.........................        150,000
        3,900   Pittway Corp. Class "A".................        189,150
                                                          -------------
                                                                426,900

                ENVIRONMENTAL (2.5%)
        5,500   Ionics, Inc.*...........................        255,063
        4,700   United Waste Systems, Inc.*.............        175,075
                                                          -------------
                                                                430,138

                FINANCIAL SERVICES (4.2%)
       10,350   Aames Financial Corp....................        209,587
        4,200   FINOVA Group, Inc.......................        284,025
       10,000   Money Store, Inc. (The).................        210,000
                                                          -------------
                                                                703,612

                FOOD PROCESSING (1.4%)
        4,600   DEKALB Genetics Corp. Class "B".........        244,950

                FOOD WHOLESALERS (0.6%)
        5,500   Richfood Holdings, Inc..................        103,125

                FURNITURE/HOME FURNISHINGS (4.1%)
        5,000   Bush Industries, Inc. Class "A".........        100,000
        7,000   Ethan Allen Interiors, Inc..............        304,500
        6,200   Furniture Brands International, Inc.*...         93,000
        5,200   HON Industries, Inc.....................        193,050
                                                          -------------
                                                                690,550

                GROCERY (1.5%)
        6,200   Quality Food Centers, Inc.*.............        260,400

--------------------------------------------------------------------------------

                                          VALUE LINE SMALL-CAP GROWTH FUND, INC.

                                                                  MARCH 31, 1997
-------------------------------------------

   SHARES                                                     VALUE
-----------------------------------------------------------------------
                HOTEL/GAMING (0.7%)
        6,000   La Quinta Inns, Inc.....................  $     123,000

                HOUSEHOLD PRODUCTS (0.8%)
        5,200   Watsco, Inc.............................        132,600

                INSURANCE-PROPERTY/ CASUALTY (2.5%)
        9,670   Frontier Insurance Group, Inc...........        420,645

                MACHINERY (0.4%)
        3,600   Lancer Corp.*...........................         70,200

                MANUFACTURED HOUSING/ RECREATIONAL
                  VEHICLES (2.9%)
       17,000   Champion Enterprises, Inc.*.............        252,875
       14,000   Oakwood Homes Corp......................        246,750
                                                          -------------
                                                                499,625

                MEDICAL SERVICES (3.7%)
       10,800   Omnicare, Inc...........................        253,800
        2,500   Rexall Sundown, Inc.*...................         64,063
       11,300   Vivra, Inc.*............................        305,100
                                                          -------------
                                                                622,963

                MEDICAL SUPPLIES (3.8%)
       12,900   Invacare Corp...........................        303,150
       15,000   Safeskin Corp.*.........................        271,875
        2,000   Sofamor Danek Group, Inc.*..............         72,250
                                                          -------------
                                                                647,275

                METAL FABRICATING (1.2%)
       11,300   Oregon Metallurgical Corp.*.............        203,400

                OFFICE EQUIPMENT & SUPPLIES (1.1%)
        7,900   Reynolds & Reynolds Co. Class "A".......        188,612
   SHARES                                                     VALUE
-----------------------------------------------------------------------

                OILFIELD SERVICES/ EQUIPMENT (5.5%)
        1,500   Cliffs Drilling Co.*....................  $      89,063
        9,300   Helmerich & Payne, Inc..................        430,125
        3,100   Seacor Holdings, Inc.*..................        166,237
       10,200   Varco International, Inc.*..............        255,000
                                                          -------------
                                                                940,425

                PACKAGING & CONTAINER (1.9%)
        8,000   Sealed Air Corp.*.......................        329,000

                PETROLEUM-PRODUCING (0.6%)
        4,600   Global Industries, Ltd.*................         98,325

                PRECISION INSTRUMENTS (3.3%)
        3,800   Coherent, Inc.*.........................        181,688
       13,500   Sybron International Corp.*.............        374,625
                                                          -------------
                                                                556,313

                RESTAURANT (1.4%)
        9,500   Applebee's International, Inc...........        229,187

                RETAIL-SPECIAL LINES (2.4%)
        4,900   Fabri-Centers of America, Inc. Class
                  "B"*..................................         88,813
        8,500   Tiffany & Co............................        323,000
                                                          -------------
                                                                411,813

                RETAIL-BUILDING SUPPLY (0.3%)
        2,600   Eagle Hardware & Garden, Inc.*..........         46,800

                RETAIL STORE (0.8%)
        3,600   Consolidated Stores Corp.*..............        126,900

--------------------------------------------------------------------------------

VALUE LINE SMALL-CAP GROWTH FUND, INC.

SCHEDULE OF INVESTMENTS                                           MARCH 31, 1997
--------------------------------------------------------------------------------

   SHARES                                                     VALUE
-----------------------------------------------------------------------
                SEMICONDUCTOR (2.5%)
        7,900   Unitrode Corp.*.........................  $     256,750
        6,000   Vitesse Semiconductor Corp.*............        165,750
                                                          -------------
                                                                422,500

                TELECOMMUNICATIONS EQUIPMENT (1.0%)
       6,000    Black Box Corp.*........................        161,250

                TELECOMMUNICATION SERVICES (3.1%)
       4,800    ACC Corp. Class "A"*....................        106,800
      11,800    Billing Info Concepts Corp.*............        283,200
      11,800    U.S. Long Distance Corp.*...............        137,175
                                                          -------------
                                                                527,175

                TEXTILE (2.3%)
      11,500    Culp, Inc...............................        198,375
       7,600    Interface Inc. Class "A"................        190,475
                                                          -------------
                                                                388,850

                THRIFT (2.2%)
       5,900    Astoria Financial Corp..................        212,400
       7,000    Glendale Federal Bank, Federal Savings
                  Bank*.................................        161,000
                                                          -------------
                                                                373,400

                TIRE & RUBBER (0.5%)
       2,800    Carlisle Companies, Inc.................         81,900

                TOILETRIES/COSMETICS (0.2%)
       1,400    Helen of Troy Ltd.*.....................         33,250
  SHARES OR
  PRINCIPAL
   AMOUNT                                                     VALUE
-----------------------------------------------------------------------

                TRUCKING/ TRANSPORTATION LEASING (0.5%)
       4,000    Heartland Express, Inc.*................  $      76,000
                                                          -------------

                TOTAL COMMON STOCKS AND TOTAL INVESTMENT
                  SECURITIES (90.1%)
                  (COST $14,519,235)....................     15,293,220
                                                          -------------

REPURCHASE AGREEMENT (10.0%)
                (INCLUDING ACCRUED INTEREST)

$  1,700,000    Collateralized by $1,665,000 U.S.
                  Treasury Notes 7%, due 4/15/99, with a
                  value of $1,738,244 (with First
                  Chicago Capital Markets, Inc. 5.90%,
                  dated 3/31/97, due 4/1/97, delivery
                  value $1,700,279).....................      1,700,279

EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS
(-0.1%).................................................        (19,057)
                                                          -------------

NET ASSETS (100%).......................................  $  16,974,442
                                                          -------------

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE, PER
OUTSTANDING SHARE ($16,974,442  DIVIDED BY 1,340,010
SHARES OUTSTANDING).....................................
                                                          $       12.67
                                                          -------------

*  NON-INCOME PRODUCING

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                          VALUE LINE SMALL-CAP GROWTH FUND, INC.

STATEMENT OF ASSETS AND
LIABILITIES
                                                         STATEMENT OF OPERATIONS
AT MARCH 31, 1997
                                                         FOR THE YEAR ENDED
MARCH 31, 1997
--------------------------------------------------------------------------------

ASSETS:
Investment securities, at value
  (Cost--$14,519,235)..................  $15,293,220
Repurchase agreement
  (Cost--$1,700,279)...................    1,700,279
Cash...................................       36,600
Receivable for investments sold........       81,485
Deferred organization costs (note 2)...       16,271
Receivable for capital shares sold.....        6,200
Dividends receivable...................        5,132
                                         -----------

    TOTAL ASSETS.......................   17,139,187
                                         -----------

LIABILITIES:
Payable for capital shares
  repurchased..........................       71,606
Payable for securities purchased.......       45,400
Accrued expenses:
  Advisory fee payable.................       11,469
  Distribution plan fee payable........        3,776
  Other................................       32,494
                                         -----------

    TOTAL LIABILITIES..................      164,745
                                         -----------

NET ASSETS:............................  $16,974,442
                                         -----------

NET ASSETS CONSIST OF:
Capital stock, at $.001 par value
  (authorized 300,000,000, outstanding
  1,340,010 shares)....................  $     1,340
Additional paid-in capital.............   14,515,546
Accumulated net realized gain on
  investments..........................    1,683,571
Unrealized net appreciation of
  investments..........................      773,985
                                         -----------
NET ASSETS.............................  $16,974,442
                                         -----------

NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER OUTSTANDING
  SHARE ($16,974,442  DIVIDED BY
  1,340,010 SHARES OUTSTANDING)........  $     12.67
                                         -----------

INVESTMENT INCOME:
Interest income.......................  $     83,863
Dividend income.......................        59,165
                                        ------------

    TOTAL INCOME......................       143,028
                                        ------------

EXPENSES:
Advisory fee..........................       141,377
Service and distribution plan fee.....        47,125
Auditing and legal fees...............        33,157
Accounting and bookkeeping expense....        32,400
Custodian fees........................        28,701
Registration and filing fees..........        17,622
Directors' fees and expenses..........        16,471
Amortization of deferred organization
  costs (note 2)......................        13,257
Printing..............................        12,309
Transfer agent fees...................         4,168
Other.................................         3,691
                                        ------------
    Total Expenses Before Custody
     Credits..........................       350,278
    Less: Custody Credits.............        (6,779)
                                        ------------
    Net Expenses......................       343,499
                                        ------------

INVESTMENT LOSS-NET...................      (200,471)
                                        ------------

REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS
  Realized Gain--Net..................     3,214,307

  Change in Unrealized Appreciation
   (Depreciation).....................    (3,396,195)
                                        ------------
NET REALIZED GAIN AND NET UNREALIZED
  APPRECIATION (DEPRECIATION) OF
  INVESTMENTS.........................      (181,888)
                                        ------------
NET DECREASE IN NET ASSETS FROM
  OPERATIONS..........................  $   (382,359)
                                        ------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

VALUE LINE SMALL-CAP GROWTH FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED MARCH 31, 1997 AND 1996
------------------------------------------------------------------------

                                                                               YEAR ENDED       YEAR ENDED
                                                                             MARCH 31, 1997   MARCH 31, 1996
                                                                             --------------------------------
OPERATIONS:
  Investment loss--net.....................................................   $    (200,471)   $    (194,061)
  Realized gain on investments--net........................................       3,214,307        1,669,533
  Net change in unrealized (depreciation) appreciation.....................      (3,396,195)       1,607,589
                                                                             --------------------------------
  Net (decrease) increase in net assets from operations....................        (382,359 )      3,083,061
                                                                             --------------------------------

DISTRIBUTIONS TO SHAREHOLDERS:
  Realized gains--net......................................................      (2,545,782 )       (132,864 )
                                                                             --------------------------------

CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares.........................................       1,638,024        5,517,098
  Net proceeds from reinvestment of distributions to shareholders..........       2,535,169          130,221
  Cost of shares repurchased...............................................      (3,376,267 )     (1,984,247 )
                                                                             --------------------------------
  Increase from capital share transactions.................................         796,926        3,663,072
                                                                             --------------------------------

TOTAL (DECREASE) INCREASE..................................................      (2,131,215 )      6,613,269

NET ASSETS:
  Beginning of year........................................................      19,105,657       12,492,388
                                                                             --------------------------------
  End of year..............................................................  $   16,974,442   $   19,105,657
                                                                             --------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                          VALUE LINE SMALL-CAP GROWTH FUND, INC.

NOTES TO FINANCIAL STATEMENTS                                     MARCH 31, 1997
-------------------------------------------

1.SIGNIFICANT ACCOUNTING POLICIES

Value Line Small-Cap Growth Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is long-term growth of capital. The Fund invests primarily in "small-cap" common stocks.

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) SECURITY VALUATION. Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the closing sales price on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value.

(B) REPURCHASE AGREEMENTS. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) FEDERAL INCOME TAXES. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) SECURITY TRANSACTIONS AND DISTRIBUTIONS. Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on sales of securities are calculated for financial accounting purposes and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Permanent book-tax differences relating to shareholder distributions have been reclassified. Net investment loss, net realized gain (loss), and net assets are not affected. In the current year the net investment loss of $200,471 was reclassified within the composition of net assets to additional paid in capital.

(E) AMORTIZATION. Discounts on debt securities are amortized to interest income over the life of the security with a corresponding increase to the security's cost basis; premiums on debt securities are not amortized.

2.ORGANIZATION COST

Costs of $66,890 incurred in connection with the Fund's organization and initial registration have been deferred and are being amortized over sixty months beginning at the commencement of operations of the Fund. In the

--------------------------------------------------------------------------------

VALUE LINE SMALL-CAP GROWTH FUND, INC.

NOTES TO FINANCIAL STATEMENTS                                     MARCH 31, 1997
-------------------------------------------
event any of the initial shares of the Fund are redeemed by the holder thereof during the five-year amortization period, the redemption proceeds will be reduced by a pro rata portion of any unamortized deferred organizational expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

3.CAPITAL SHARE TRANSACTIONS

Transactions in capital stock, were as follows:

                               MARCH 31,    MARCH 31,
                                 1997         1996
                              ------------------------
Shares sold.................     111,384      382,670
Shares issued to
  shareholders in
  reinvestment of dividends
  and distributions.........     190,901        9,151
                              ------------------------
                                 302,285      391,821
Shares repurchased..........     227,083      140,214
                              ------------------------
Net increase................      75,202      251,607
                              ------------------------

4.PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, excluding short-term investments, were as follows:

                                          MARCH 31,
                                            1997
                                         -----------
PURCHASES:
Investment Securities..................  $17,075,744
                                         -----------
SALES:
Investment Securities..................  $20,003,360
                                         -----------

At March 31, 1997, the aggregate cost of investment securities and repurchase agreement for federal income tax purposes was $16,219,514. The aggregate appreciation and depreciation of investments at March 31, 1997, based on a comparison of investment values and their costs for federal income tax purposes were $1,892,842 and $1,118,857, respectively, resulting in a net appreciation of $773,985.

5.ADVISORY FEES, SERVICE AND DISTRIBUTION PLAN FEES AND
  TRANSACTIONS WITH AFFILIATES

An advisory fee of $141,377 was paid or payable to Value Line, Inc. the Fund's investment adviser (the Adviser), for the year ended March 31, 1997. The fee was computed at the annual rate of .75 of 1% of the daily net assets during the year and paid monthly. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of certain administrative services and office space. The Adviser also provides persons, satisfactory to the Fund's Board of Directors to act as officers of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses in its organization and operation.

A fee of $2,880 for printing services was paid to the Adviser for the year ended March 31, 1997.

The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor") a wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. In the year ended March 31, 1997, fees amounting to $47,125 were paid or payable under this Plan.

Certain officers and directors of the Adviser and the Distributor are also officers and a director of the Fund.

At March 31, 1997, the Adviser and/or affiliated companies owned 1,110,740 shares of the Fund's capital stock, representing 83% of the outstanding shares.

--------------------------------------------------------------------------------

                                          VALUE LINE SMALL-CAP GROWTH FUND, INC.

FINANCIAL HIGHLIGHTS
-------------------------------------------
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:

                                                                                                    JUNE 23, 1993
                                                                 YEARS ENDED MARCH 31,             (COMMENCEMENT OF
                                                        ----------------------------------------    OPERATIONS) TO
                                                           1997          1996           1995        MARCH 31, 1994
                                                        -----------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD..................   $15.11        $12.33        $11.80             $10.00
                                                        -----------------------------------------------------------
   INCOME FROM INVESTMENT OPERATIONS:
      Net investment (loss) income....................     (.13)         (.18)         (.19)(2)            .02(1)
      Net gains or losses on securities
        (both realized and unrealized)................     (.08)         3.08          1.05               1.81
                                                        -----------------------------------------------------------
      Total from investment operations................     (.21)         2.90           .86               1.83
                                                        -----------------------------------------------------------
   LESS DISTRIBUTIONS:
      Dividends from net investment income............      --            --             --               (.02)
      Distributions from capital gains................    (2.23)         (.12)         (.33)              (.01)
                                                        -----------------------------------------------------------
      Total distributions.............................    (2.23)         (.12)         (.33)              (.03)
                                                        -----------------------------------------------------------
NET ASSET VALUE, END OF PERIOD........................  $ 12.67       $ 15.11       $ 12.33            $ 11.80
                                                        -----------------------------------------------------------
TOTAL RETURN..........................................    (2.07)%       23.58%         7.57%             18.36%+
                                                        -----------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets end of period (in thousands)...............  $16,974       $19,106       $12,492            $ 9,823
Ratio of operating expenses to average net assets.....     1.87%(3)      2.15%(3)      2.48%(2)           0.61%*(1)
Ratio of net investment (loss) income to average net
  assets..............................................    (1.07)%       (1.27)%       (1.63%)(2)          0.26%*(1)
Portfolio turnover rate...............................      100%           57%           30%                74%+
Average commission rate paid per share of common stock
  investments purchased/sold..........................  $ .0500           --             --               --

(1)NET OF EXPENSE REIMBURSEMENT AND FEES WAIVED BY THE ADVISER. HAD THESE EXPENSES BEEN FULLY PAID BY THE FUND, INVESTMENT LOSS-NET PER SHARE WOULD HAVE BEEN $( .12), THE RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS WOULD HAVE BEEN 2.45%*, AND THE RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS WOULD HAVE BEEN (1.57%)*.

(2)NET OF EXPENSE REIMBURSEMENT BY THE ADVISER. HAD THESE EXPENSES BEEN FULLY PAID BY THE FUND, INVESTMENT LOSS-NET PER SHARE WOULD HAVE BEEN $(.20), THE RATIO OF EXPENSE TO AVERAGE NET ASSETS WOULD HAVE BEEN 2.52%, AND THE RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS WOULD HAVE BEEN (1.67%).

(3)BEFORE CUSTODY CREDITS.

(4)DISCLOSURE EFFECTIVE FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1,
   1995.

*  ANNUALIZED.

+  NOT ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

VALUE LINE SMALL-CAP GROWTH FUND, INC.

Report of Independent Accountants
-------------------------------------------

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
OF VALUE LINE SMALL-CAP GROWTH FUND, INC.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Value Line Small-Cap Growth Fund, Inc. (the "Fund") at March 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended and for the period June 23, 1993 (commencement of operations) through March 31, 1994, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036

May 14, 1997

--------------------------------------------------------------------------------

12